CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 8,919	$ 12,522
Trade receivables (net of allowance for doubtful accounts of $15 at June 30, 2016 and December 31, 2015)	6,920	4,524
Other accounts receivable and prepaid expenses	1,136	639
Total current assets	16,975	17,685
LONG-TERM ASSETS:
Severance pay fund	3,706	3,513
Property and equipment, net	1,359	1,260
Intangible assets, net	5,747	9,272
Goodwill	30,929	30,844
Other assets	1,644	584
Total long-term assets	43,385	45,473
Total assets	60,360	63,158
CURRENT LIABILITIES:
Trade payables	1,052	664
Payment obligation related to acquisitions	1,018	2,204
Deferred revenues	10,788	9,354
Employees and payroll accruals	4,662	4,012
Accrued expenses and other current liabilities	1,262	1,248
Total current liabilities	18,782	17,482
LONG-TERM LIABILITIES:
Deferred revenue	1,016	1,348
Liability presented at fair value	633	719
Payment obligation related to acquisitions		254
Accrued severance pay	5,050	4,746
Other liabilities	330	318
Total long-term liabilities	7,029	7,385
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at June 30, 2016 and December 31, 2015; Issued and outstanding: 16,631,754 and 16,406,243 shares at June 30, 2016 and December 31, 2015, respectively	1,899	1,876
Additional paid-in capital	147,470	144,836
Accumulated other comprehensive loss	(1,087)	(1,137)
Accumulated deficit	(113,733)	(107,284)
Total shareholders' equity	34,549	38,291
Total liabilities and shareholders' equity	$ 60,360	$ 63,158